Note 6 - Summary of Warrants Issued and Outstanding (Details)	12 Months Ended
Dec. 31, 2015 $ / shares
Expires on January 1, 2017 [Member]
Remaining Contractual Life	1 year 73 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.25
Expires on July 7, 2021 [Member] | Minimum [Member]
Remaining Contractual Life	5 years 182 days
Expires on July 7, 2021 [Member] | Maximum [Member]
Remaining Contractual Life	6 years 255 days
Expires on July 7, 2021 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1
Expires on December 20, 2023 [Member] | Minimum [Member]
Remaining Contractual Life	7 years 109 days
Expires on December 20, 2023 [Member] | Maximum [Member]
Remaining Contractual Life	8 years 36 days
Expires on December 20, 2023 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.05
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1